Other intangible assets - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 17, 2021
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of intangible assets	€ 133	€ 141
Accumulated amortization and impairment losses
Disclosure of detailed information about intangible assets [line items]
Impairment and write-off of capitalized development expenditures	€ 122	€ 73
FCA and PSA Merger
Disclosure of detailed information about intangible assets [line items]
Other intangible assets			€ 8,256